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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
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1. Name and address of issuer:      EXCELSIOR FUNDS
                                    73 TREMONT STREET
                                    BOSTON, MA 02108
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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities, check the box but do not list series or classes): [ X ]

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3. Investment Company Act File Number:      811-08132


     Securities Act File Number:            33-71306
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4(a). Last day of fiscal year for which this Form is filed:   AUGUST 31, 1997

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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
5. Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24f-2:                               $3,598,368,266
                                                                                         -------------

         (ii)  Aggregate price of securities redeemed
                or repurchased during the fiscal year:               $ 4,058,630,393
                                                                      --------------

         (iii)  Aggregate price of securities  redeemed or
                repurchased during any prior  fiscal year
                ending no earlier than October 11, 1995
                that  were not  previosly  used to  reduce
                registration  fees  payable to the Commission:       $           n/a
                                                                      --------------

         (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:         -$4,058,630,393

          (v) Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                   $         n/a
                                                                                        --------------


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         (vi) Redemption credits available for use in future years   $(  460,262,127)
               -- if Item 5(i) is less than Item  5(iv)  [subtract   ---------------
                  Item 5(iv) from Item 5(i)]:
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         (vii) Multiplier for determining registration fee (See
                 Instruction C.9):                                                       x     1/3,300
                                                                                        --------------
         (viii) Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                =$            0
                                                                                         -------------

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6. Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 482,733,313. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then
state that number here:   n/a   .

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7.  Interest  due -- if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                                       +$         n/a
                                                                                        --------------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:


                                                                                       =$            0
                                                                                         -------------

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


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9.  Date the registration fee and any interest payment was sent to the
    Commissions's lockbox depository:

         n/a

         Method of Delivery:

                  [   ]    Wire Transfer
                  [   ]    Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John M. Corcoran, Assistant Treasurer
                                    -------------------------------------------
                                    JOHN M. CORCORAN, ASSISTANT TREASURER

Date     11/25/97




*Please print the name and title of the signing officer below the signature.